Business Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Segments Reporting Information Details
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2021		2020		2021	2020	2021	2020
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,900		$3,411		$6,077	$5,759	$1,002	$1,246
Noninterest income	1,035		1,117		2,501	3,177	2,221	2,022
Total net revenue	3,935		4,528		8,578	8,936	3,223	3,268
Noninterest expense	1,678		1,711		5,690	5,470	2,045	1,961
Other intangibles	–		–		12	16	14	12
Total noninterest expense	1,678		1,711		5,702	5,486	2,059	1,973
Income (loss) before provision and income taxes	2,257		2,817		2,876	3,450	1,164	1,295
Provision for credit losses	89		604		(144)	291	47	40
Income (loss) before income taxes	2,168		2,213		3,020	3,159	1,117	1,255
Income taxes and taxable-equivalent adjustment	542		554		755	791	280	314
Net income (loss)	1,626		1,659		2,265	2,368	837	941
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–	–
Net income (loss) attributable to U.S. Bancorp	$1,626		$1,659		$2,265	$2,368	$837	$941

Average Balance Sheet
Loans	$103,208		$115,563		$141,082	$141,259	$18,097	$15,456
Other earning assets	4,537		4,163		8,093	7,175	242	287
Goodwill	1,715		1,647		3,428	3,500	1,628	1,617
Other intangible assets	5		6		2,760	2,105	84	39
Assets	115,194		128,038		161,571	159,191	21,236	18,564
Noninterest-bearing deposits	61,272		44,309		33,855	30,467	24,587	17,149
Interest-bearing deposits	71,246		88,138		158,434	131,536	75,618	77,525
Total deposits	132,518		132,447		192,289	162,003	100,205	94,674
Total U.S. Bancorp shareholders’ equity	13,928		15,063		12,337	12,739	3,154	2,936

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2021		2020		2021	2020	2021	2020
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,458		$2,562		$163	$(54)	$12,600	$12,924
Noninterest income	3,550	(a)	3,124	(a)	920	961	10,227 (b)	10,401	(b)
Total net revenue	6,008		5,686		1,083	907	22,827	23,325
Noninterest expense	3,231		3,123		925	928	13,569	13,193
Other intangibles	133		148		–	–	159	176
Total noninterest expense	3,364		3,271		925	928	13,728	13,369
Income (loss) before provision and income taxes	2,644		2,415		158	(21)	9,099	9,956
Provision for credit losses	349		681		(1,514)	2,190	(1,173)	3,806
Income (loss) before income taxes	2,295		1,734		1,672	(2,211)	10,272	6,150
Income taxes and taxable-equivalent adjustment	575		434		135	(928)	2,287	1,165
Net income (loss)	1,720		1,300		1,537	(1,283)	7,985	4,985
Net (income) loss attributable to noncontrolling interests	–		–		(22)	(26)	(22)	(26)
Net income (loss) attributable to U.S. Bancorp	$1,720		$1,300		$1,515	$(1,309)	$7,963	$4,959

Average Balance Sheet
Loans	$30,856		$31,539		$3,722	$3,452	$296,965	$307,269
Other earning assets	93		5		196,211	162,503	209,176	174,133
Goodwill	3,185		3,060		–	–	9,956	9,824
Other intangible assets	508		581		–	–	3,357	2,731
Assets	36,553		36,497		221,978	188,917	556,532	531,207
Noninterest-bearing deposits	4,861		4,351		2,629	2,263	127,204	98,539
Interest-bearing deposits	145		121		1,634	2,756	307,077	300,076
Total deposits	5,006		4,472		4,263	5,019	434,281	398,615
Total U.S. Bancorp shareholders’ equity	7,643		7,462		16,748	14,046	53,810	52,246

(a) Presented net of related rewards and rebate costs and certain partner payments of $2.5 billion and $2.1 billion for 2021 and 2020, respectively.
(b) Includes revenue generated from certain contracts with customers of $7.5 billion and $6.9 billion for 2021 and 2020, respectively.